Principles underlying preparation of consolidated financial statements	12 Months Ended
Dec. 31, 2017
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Principles underlying preparation of consolidated financial statements
2.	Principles underlying preparation of consolidated financial statements

2.1	Basis of preparation

The consolidated financial statements are prepared on a historical cost basis. The consolidated financial statements are presented in Russian rubles (“RUB”) and all values are rounded to the nearest million (RUB (000,000)) except when otherwise indicated.

The Group’s subsidiaries maintain and prepare their accounting records and prepare their statutory accounting reports in accordance with domestic accounting legislation. Standalone financial statements of subsidiaries are prepared in their respective functional currencies (see Note 3.3 below).

The Group accounts are prepared in accordance with the IFRS standards and interpretations, as published by the IASB. These consolidated financial statements are based on the underlying accounting records appropriately adjusted and reclassified for fair presentation in accordance with IFRS. IFRS adjustments include and affect but not limited to such major areas as consolidation, revenue recognition, accruals, deferred taxation, fair value adjustments, business combinations and impairment.

2.2	Basis of consolidation

The consolidated financial statements comprise the financial statements of QIWI plc and its subsidiaries as of December 31 each year.

Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

Specifically, the Group controls an investee if and only if the Group has:

•	Power over the investee (i.e. existing rights that give it the current ability to direct the relevant activities of the investee),

•	Exposure, or rights, to variable returns from its involvement with the investee, and

•	The ability to use its power over the investee to affect its returns.

When the Group has less than a majority of the voting or similar rights of an investee, the Group considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

•	The contractual arrangement with the other vote holders of the investee,

•	Rights arising from other contractual arrangements,

•	The Group’s voting rights and potential voting rights.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group losses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the statement of comprehensive income from the date the Group gains control until the date the Group ceases to control the subsidiary. The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.

All intra-group balances, income, expenses and unrealized gains and losses resulting from intra-group transactions are eliminated in full, except for the foreign exchange gains and losses arising on intra-group loans.

Profit or loss and each component of other comprehensive income (OCI) are attributed to the equity holders of the parent of the Group and to the non-controlling interests, even if this results in the non-controlling interests having a deficit balance. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Group’s accounting policies.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it:

•	Derecognises the assets (including goodwill) and liabilities of the subsidiary.

•	Derecognises the carrying amount of any non-controlling interests, including any components of other comprehensive income attributable to them.

•	Recognises the fair value of the consideration received.

•	Recognises the fair value of any investment retained.

•	Recognises any surplus or deficit in profit or loss.

•	Reclassifies to profit or loss or retained earnings, as appropriate, the amounts previously recognized in OCI as would be required if the Group had directly disposed of the related assets or liabilities.

2.3	Changes in accounting policies

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual financial statements for the year ended December 31, 2016, except for the adoption of the new and amended IFRS and IFRIC interpretations as of January 1, 2017. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Although these new standards and amendments apply for the first time in 2017, they do not have a material impact on the annual consolidated financial statements of the Group. The nature and the impact of each new standard or amendment that could have any potential effect on the Group’s financial statements are described below:

Amendments to IAS 7 Statement of Cash Flows: Disclosure Initiative

The amendments require entities to provide disclosures about changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses). The only significant liability arising from financing activities for the Group is dividend payables changes of what are disclosed in Note 25.

Amendments to IAS 12 Income Taxes: Recognition of Deferred Tax Assets for Unrecognised Losses

The amendments clarify that an entity needs to consider whether tax law restricts the sources of taxable profits against which it may make deductions on the reversal of that deductible temporary difference. Furthermore, the amendments provide guidance on how an entity should determine future taxable profits and explain the circumstances in which taxable profit may include the recovery of some assets for more than their carrying amount.

Entities are required to apply the amendments retrospectively. However, on initial application of the amendments, the change in the opening equity of the earliest comparative period may be recognised in opening retained earnings (or in another component of equity, as appropriate), without allocating the change between opening retained earnings and other components of equity. Entities applying this relief must disclose that fact.

The Group applied the amendments retrospectively. However, their application has no effect on the Group’s financial position and performance as the Group has no deductible temporary differences or assets that are in the scope of the amendments.

Annual Improvements Cycle—2014-2016

Amendments to IFRS 12 Disclosure of Interests in Other Entities: Clarification of the scope of disclosure requirements in IFRS 12

The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10–B16, apply to an entity’s interest in a subsidiary, a joint venture or an associate (or a portion of its interest in a joint venture or an associate) that is classified (or included in a disposal group that is classified) as held for sale.

These amendments had no impact on the Group as there is no a joint venture or an associate that is classified as held for sale.

2.4	Standards issued but not yet effective

Amendments to IFRS 2 - Classification and Measurement of Share-based Payment

The amendments to IFRS 2 Share-based Payment address three main areas:

-	the effects of vesting conditions on the measurement of a cash-settled share-based payment transaction;

-	the classification of a share-based payment transaction with net settlement features for withholding tax obligations;

-	and accounting where a modification to the terms and conditions of a share-based payment transaction changes its classification from cash settled to equity settled.

On adoption, entities are required to apply the amendments without restating prior periods, but retrospective application is permitted if elected for all three amendments and other criteria are met. The amendments are effective for annual periods beginning on or after January 1, 2018, with early application permitted. These amendments are not expected to have any impact on the Group as there is no cash-settled share-based transactions.

IFRS 16 - Leases

IFRS 16 was issued in January 2016 and sets out the principles that both parties to a contract, i.e. the customer (‘lessee’) and the supplier (‘lessor’), apply to provide relevant information about leases in a manner that faithfully represents those transactions. Under IFRS 16 a lessee is required to recognize assets and liabilities arising from a lease. The new standard is applicable to all lease and sublease contracts except for leases of certain types of intangibles and some other specific assets and will supersede all current requirements for lease recognition and disclosure under IFRS.

IFRS 16 is effective for annual periods beginning on or after January 1, 2019. Earlier application is permitted for entities that apply IFRS 15 at or before the date of initial application of IFRS 16.

The Group is in the process of assessment of the potential impact on its consolidated financial statements. As of the date of these financial statements, the most significant impact identified is that the Group will recognise new assets and liabilities for its operating leases of office buildings and kiosk places as disclosed as non-cancellable operating leases in Note 27. In addition, the nature of expenses related to those leases will now change as IFRS 16 replaces the straight-line operating lease expense with a depreciation charge for right-of-use assets and interest expense on lease liabilities. The Group has not yet decided whether it will use the optional exemptions.

The Group plans to adopt IFRS 16 initially on January 1, 2019. The Group has not yet determined which transition approach to apply.

The Group has not yet quantified the impact on its reported assets and liabilities of adoption of IFRS 16. The quantitative effect will depend on, inter alia, the transition method chosen, the extent to which the Group uses the practical expedients and recognition exemptions, and any additional leases that the Group enters into. The Group expects to disclose its transition approach and quantitative information before adoption.

IFRIC 22 - Foreign Currency Transactions and Advance Consideration

IFRIC 22 provides requirements about which exchange rate to use in reporting foreign currency transactions (such as revenue transactions) when payment is made or received in advance.

The Interpretation is effective for annual periods beginning on or after January 1, 2018. Early application of interpretation is permitted and must be disclosed. However, since the Group’s current practice is in line with the Interpretation, the Group does not expect any effect on its consolidated financial statements.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments.

The Interpretation specifically addresses the following:

-	Whether an entity considers uncertain tax treatments separately

-	The assumptions an entity makes about the examination of tax treatments by taxation authorities

-	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates

-	How an entity considers changes in facts and circumstances

An entity must determine whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments. The approach that better predicts the resolution of the uncertainty should be followed. The interpretation is effective for annual reporting periods beginning on or after January 1, 2019, but certain transition reliefs are available. The Group does not expect a significant impact on its financial statements on applying the interpretation.

Amendments to IAS 28 - Investments in Associates and Joint Ventures

The amendment clarified that an entity has an investment-by-investment choice for measuring investees at fair value through profit and loss in accordance with IAS 28 if it owns these investees directly or indirectly through a venture capital organisation, or a mutual fund, unit trust or similar entities including investment linked insurance funds.

These amendments are effective for annual periods beginning on or after January 1, 2018, with early adoption permitted. The Group does not expect a significant impact on its financial statements on applying the amendments to IAS 28.

IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9 Financial Instruments that replaces IAS 39 Financial Instruments: Recognition and Measurement and all previous versions of IFRS 9. IFRS 9 brings together all three aspects of the accounting for financial instruments project: classification and measurement, impairment and hedge accounting. IFRS 9 is effective for annual periods beginning on or after January 1, 2018, with early application permitted. Except for hedge accounting, retrospective application is required but providing comparative information is not compulsory. For hedge accounting, the requirements are generally applied prospectively, with some limited exceptions.

The Group plans to adopt the new standard on the required effective date and will not restate comparative information. During 2017, the Group has performed a detailed impact assessment of all three aspects of IFRS 9. This assessment is based on currently available information and may be subject to changes arising from further reasonable and supportable information being made available to the Group in 2018 when the Group will adopt IFRS 9. Overall, the Group expects no significant impact on its statement of financial position and equity except for the effect of applying the impairment requirements of IFRS 9. The Group expects an increase in the loss allowance resulting in a negative impact on equity as discussed below.

(a) Classification and measurement

The Group does not expect any impact on its balance sheet or equity on applying the classification and measurement requirements of IFRS 9. It expects to continue measuring at fair value all financial assets currently held at fair value. Debt securities, loans and trade receivables are held to collect contractual cash flows and are expected to give rise to cash flows representing solely payments of principal and interest. The Group analysed the contractual cash flow characteristics of those instruments and concluded that they meet the criteria for amortised cost measurement under IFRS 9. Therefore, reclassification for these instruments is not required.

(b) Impairment

IFRS 9 requires the Group to record expected credit losses on all of its debt securities, loans and trade receivables, either on a 12-month or lifetime basis. The Group will apply the simplified approach and record lifetime expected losses on all trade receivables and common approach for the rest of financial asssets. The impact on corresponding asset allowances is presented in table below.

(c) Hedge accounting

The Group does not applied hedge accounting in its financial statements.

(d) Other adjustments

In addition to the adjustments described above, on adoption of IFRS 9, other items of the primary financial statements such as deferred taxes, assets held for sale and liabilities associated with them, investments in the associate and joint venture if material, will be adjusted as necessary. The non-controlling interest and exchange differences on translation of foreign operations will also be adjusted.

In summary, the provisional impact of IFRS 9 adoption as of December 31, 2017 is expected to be, as follows:

	Ajustments	Amount
Assets
Cash and cash equivalents	b	(130)
Trade and other receivables	b	(38)
Loans issued	b	(93)
Debt instruments	b	(5)
Deferred tax assets	d	75
Total assets		(191)
Liabililies
Other current liabilities	b	(111)
Total Liabililies		(111)

Net impact on equity, Including		(302)

Retained earnings	b	(302)

IFRS 15 Revenue from Contracts with Customers

IFRS 15 was issued in May 2014, and amended in April 2016, and establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognised at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The new revenue standard will supersede all current revenue recognition requirements under IFRS. Either a full retrospective application or a modified retrospective application is required for annual periods beginning on or after January 1, 2018. Early adoption is permitted.

The Group plans to adopt the new standard on the required effective date using the full retrospective method. During 2017 the Group has not finalised it assessment of IFRS 15 application. However, that the Group expects that the application of IFRS 15 will not have a significant impact.